TAXES ON INCOME (Schedule Of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current	$ 1,200	$ 1,418	$ 3,895
Deferred	497	343	1,947
Domestic (Israel)	1,533	968	(606)
Foreign	164	793	6,448
Taxes on income	$ 1,697	$ 1,761	$ 5,842